Derivative Instruments - Aggregate Contractual Notional Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Fair Value	[1]	$ 1,270	$ 1,417
Liabilities
Fair Value	[1]	2,065	41
Freestanding derivatives
Derivative [Line Items]
Contractual/Notional Amount		209,801	97,647
Assets
Fair Value		1,173	1,374
Liabilities
Fair Value		2,046	35
Net Fair Value		(873)	1,339
Freestanding derivatives | Cross-currency swaps
Derivative [Line Items]
Contractual/Notional Amount		1,825	1,767
Assets
Fair Value		73	55
Liabilities
Fair Value		104	35
Net Fair Value		(31)	20
Freestanding derivatives | Equity index call options
Derivative [Line Items]
Contractual/Notional Amount		17,500	21,000
Assets
Fair Value		106	606
Liabilities
Fair Value		0	0
Net Fair Value		106	606
Freestanding derivatives | Equity index futures
Derivative [Line Items]
Contractual/Notional Amount		19,760	18,258
Assets
Fair Value		0	0
Liabilities
Fair Value		0	0
Net Fair Value		0	0
Freestanding derivatives | Equity index put options
Derivative [Line Items]
Contractual/Notional Amount		30,500	27,500
Assets
Fair Value		958	150
Liabilities
Fair Value		0	0
Net Fair Value		958	150
Freestanding derivatives | Interest rate swaps
Derivative [Line Items]
Contractual/Notional Amount		7,728	7,728
Assets
Fair Value		5	430
Liabilities
Fair Value		231	0
Net Fair Value		(226)	430
Freestanding derivatives | Interest rate swaps - cleared
Derivative [Line Items]
Contractual/Notional Amount		1,500	1,500
Assets
Fair Value		0	0
Liabilities
Fair Value		0	0
Net Fair Value		0	0
Freestanding derivatives | Put-swaptions
Derivative [Line Items]
Contractual/Notional Amount		25,000	19,000
Assets
Fair Value		0	133
Liabilities
Fair Value		1,711	0
Net Fair Value		(1,711)	133
Freestanding derivatives | Interest rate futures
Derivative [Line Items]
Contractual/Notional Amount		105,249	894
Assets
Fair Value		0	0
Liabilities
Fair Value		0	0
Net Fair Value		0	0
Freestanding derivatives | Total return swaps
Derivative [Line Items]
Contractual/Notional Amount		739
Assets
Fair Value		31
Liabilities
Fair Value		0
Net Fair Value		31
Embedded derivatives
Assets
Fair Value		0	0
Liabilities
Fair Value		1,136	1,445
Net Fair Value		(1,136)	(1,445)
Embedded derivatives | Fixed index annuity embedded derivatives
Assets
Fair Value		0	0
Liabilities
Fair Value		931	1,439
Net Fair Value		(931)	(1,439)
Embedded derivatives | Registered index linked annuity embedded derivatives (3)
Assets
Fair Value		0	0
Liabilities
Fair Value		205	6
Net Fair Value		(205)	(6)
Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Contractual/Notional Amount		1,648	1,277
Assets
Fair Value		3,255	43
Liabilities
Fair Value		19	126
Net Fair Value		3,236	(83)
Derivatives related to funds withheld under reinsurance treaties | Cross-currency swaps
Derivative [Line Items]
Contractual/Notional Amount		158	158
Assets
Fair Value		23	10
Liabilities
Fair Value		1	1
Net Fair Value		22	9
Derivatives related to funds withheld under reinsurance treaties | Cross-currency forwards
Derivative [Line Items]
Contractual/Notional Amount		1,490	1,119
Assets
Fair Value		74	33
Liabilities
Fair Value		18	5
Net Fair Value		56	28
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Assets
Fair Value		3,158	0
Liabilities
Fair Value		0	120
Net Fair Value		3,158	(120)
Derivative assets
Derivative [Line Items]
Contractual/Notional Amount		211,449	98,924
Assets
Fair Value		4,428	1,417
Derivative liabilities
Liabilities
Fair Value		3,201	1,606
Derivative instruments
Liabilities
Net Fair Value		$ 1,227	$ (189)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.